UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22957

Invesco Management Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(713) 626-1919

Date of fiscal year end:	8/31

Date of reporting period:	11/30/18

Item 1. Schedule of Investments.

Invesco Conservative Income Fund
Quarterly Schedule of Portfolio Holdings
November 30, 2018

invesco.com/us	CINC-QTR-1	01/19	Invesco Advisers, Inc.

Schedule of Investments

November 30, 2018

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Commercial Paper–48.41%(a)

Aerospace & Defense–0.89%

Harris Corp.	2.70%	12/03/2018	$8,000	$7,998,213
United Technologies Corp.	2.65%	12/21/2018	2,800	2,795,876
United Technologies Corp. (b)	2.70%	12/24/2018	500	499,151
				11,293,240

Automobile Manufacturers–3.00%

Harley-Davidson Financial Services, Inc. (b)	2.77%	01/22/2019	11,500	11,454,525
Hyundai Capital America (b)	2.63%	01/04/2019	8,000	7,979,723
Hyundai Capital America (b)	2.85%	01/08/2019	5,000	4,985,830
VW Credit Inc. (Germany)(b)	2.68%	01/04/2019	6,700	6,683,018
VW Credit Inc. (Germany)(b)	2.63%	02/19/2019	7,050	7,005,062
				38,108,158

Automotive Retail–2.40%

AutoNation Inc.	2.70%	12/05/2018	15,000	14,994,287
AutoZone Inc.	2.50%	12/07/2018	8,550	8,545,952
AutoZone Inc. (b)	2.75%	01/08/2019	7,000	6,980,162
				30,520,401

Broadcasting–1.06%

Cox Enterprises Inc.	2.61%	12/04/2018	13,500	13,496,340

Commodity Chemicals–0.79%

Cabot Corp.	2.61%	12/10/2018	10,000	9,993,164

Consumer Finance–0.39%

Ford Motor Credit Co. LLC(b)	3.00%	04/01/2019	3,000	2,967,873
Ford Motor Credit Co. LLC(b)	3.02%	04/12/2019	2,000	1,976,430
				4,944,303

Data Processing & Outsourced Services–1.02%

Fidelity National Information Services Inc.	2.57%	12/05/2018	13,000	12,995,634

Distillers & Vintners–0.69%

Constellation Brands Inc.	2.72%	12/11/2018	8,800	8,792,525

Diversified Banks–2.77%

BPCE S.A. (France)(b)	2.73%	03/20/2019	6,000	5,950,005
Canadian Imperial Holdings Inc. (Canada)	2.89%	07/26/2019	9,800	9,610,946
HSBC Bank PLC (United Kingdom), Floating Rate (1 mo. USD LIBOR + 0.46%) (b)(c)	2.78%	03/27/2019	5,000	5,004,590
Societe Generale S.A. (France)(b)	2.81%	08/26/2019	10,000	9,773,367
Toronto-Dominion Bank (The) (Canada)(b)	2.99%	10/18/2019	4,950	4,814,519
				35,153,427

Diversified Metals & Mining–0.80%

Glencore Funding LLC (Switzerland)	2.55%	12/07/2018	5,114	5,111,489
Glencore Funding LLC (Switzerland)	2.65%	12/20/2018	5,000	4,992,839
				10,104,328

Electric Utilities–2.51%

Electricite de France S.A. (France)(b)	2.90%	01/28/2019	11,000	10,950,820
Entergy Corp.	2.53%	12/05/2018	10,630	10,626,371
Entergy Corp. (b)	2.78%	02/05/2019	6,000	5,968,198
NextEra Energy Capital Holdings, Inc. (b)	2.72%	01/15/2019	4,300	4,285,511
				31,830,900

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Gas Utilities–1.34%

WGL Holdings Inc.	2.58%	12/17/2018	$12,000	$11,985,539
WGL Holdings Inc. (b)	2.75%	01/17/2019	5,000	4,982,340
				16,967,879

Health Care Distributors–0.79%

McKesson Corp.	2.58%	12/04/2018	10,000	9,997,350

Health Care Equipment–1.02%

Boston Scientific Corp. (b)	2.73%	12/26/2018	13,000	12,975,927

Health Care Facilities–1.18%

Catholic Health Initiatives	2.90%	12/03/2018	10,000	9,998,125
Catholic Health Initiatives, Series B	3.07%	01/17/2019	5,000	4,984,007
				14,982,132

Hotels, Resorts & Cruise Lines–2.90%

Marriott International Inc.	2.53%	12/21/2018	15,000	14,977,906
Royal Caribbean Cruises Ltd. (b)	2.96%	12/26/2018	3,900	3,892,778
Royal Caribbean Cruises Ltd. (b)	2.95%	12/28/2018	8,000	7,983,953
Royal Caribbean Cruises Ltd. (b)	3.06%	01/25/2019	10,000	9,957,845
				36,812,482

Integrated Oil & Gas–2.68%

Eni Finance USA Inc. (Italy)	2.52%	12/07/2018	11,100	11,094,744
Eni Finance USA Inc. (Italy)(b)	2.65%	02/11/2019	7,000	6,961,022
Suncor Energy Inc. (Canada)	2.55%	12/14/2018	5,000	4,995,162
Suncor Energy Inc. (Canada)(b)	2.79%	01/10/2019	11,000	10,967,165
				34,018,093

Integrated Telecommunication Services–1.96%

AT&T Inc.	2.80%	12/06/2018	7,000	6,997,170
AT&T Inc. (b)	2.90%	05/28/2019	5,000	4,924,596
Bell Canada Inc. (Canada)(b)	2.75%	02/06/2019	13,000	12,933,160
				24,854,926

Managed Health Care–1.32%

Humana Inc. (b)	2.88%	01/11/2019	3,000	2,990,162
Humana Inc. (b)	3.00%	02/01/2019	4,800	4,775,816
Humana Inc. (b)	2.92%	02/07/2019	9,100	9,049,297
				16,815,275

Multi-Utilities–0.62%

Berkshire Hathaway Energy Co. (b)	2.63%	01/07/2019	7,885	7,863,310

Oil & Gas Storage & Transportation–7.80%

Energy Transfer L.P.	3.00%	12/17/2018	3,000	2,996,016
Energy Transfer L.P.	3.00%	12/19/2018	8,000	7,988,102
Enable Midstream Partners L.P.	2.70%	12/12/2018	4,300	4,296,007
Enable Midstream Partners L.P.	3.00%	12/13/2018	10,000	9,989,918
Enable Midstream Partners L.P.	2.72%	12/14/2018	3,740	3,735,929
Enbridge Energy Partners L.P.	3.12%	12/03/2018	12,000	11,997,595
Enbridge Energy Partners L.P.	3.12%	12/04/2018	5,000	4,998,659

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas Storage & Transportation–(continued)

Energy Transfer L.P. (b)	3.10%	12/27/2018	$9,100	$9,080,399
Kinder Morgan Inc.	2.85%	12/03/2018	5,000	4,998,863
Kinder Morgan Inc. (b)	3.00%	01/03/2019	15,000	14,958,817
ONEOK Inc.	2.85%	12/03/2018	15,000	14,996,650
ONEOK Inc.	2.85%	12/07/2018	9,000	8,995,284
				99,032,239

Other Diversified Financial Services–0.91%

Hitachi Capital America Corp. (Japan)	2.60%	12/12/2018	11,550	11,540,494

Packaged Foods & Meats–2.65%

Mondelez International Inc.	2.60%	12/10/2018	3,600	3,597,542
Mondelez International Inc.	2.53%	12/20/2018	10,000	9,986,000
Smithfield Foods Inc.	2.90%	12/05/2018	15,000	14,994,344
Smithfield Foods Inc.	2.85%	12/07/2018	5,000	4,997,341
				33,575,227

Regional Banks–0.77%

Macquarie Bank Ltd. (Australia)(b)	2.94%	08/01/2019	10,000	9,799,039

Soft Drinks–0.91%

Keurig Dr Pepper Inc.	2.59%	12/17/2018	4,600	4,594,543
Keurig Dr Pepper Inc.	2.62%	12/18/2018	7,000	6,991,198
				11,585,741

Specialized Finance–2.57%

Aviation Capital Group LLC	2.56%	12/06/2018	13,000	12,994,605
Aviation Capital Group LLC (b)	2.80%	01/08/2019	6,800	6,780,824
Cancara Asset Securitisation LLC	2.90%	05/08/2019	13,000	12,834,468
				32,609,897

Specialty Chemicals–0.63%

Sherwin-Williams Co. (The) (b)	2.74%	01/07/2019	8,000	7,979,995

Technology Distributors–1.25%

Arrow Electronics Inc.	2.65%	12/07/2018	5,900	5,896,839
Arrow Electronics Inc. (b)	2.92%	12/26/2018	10,000	9,979,316
				15,876,155

Technology Hardware, Storage & Peripherals–0.79%

NetApp Inc.	2.50%	12/07/2018	10,000	9,995,265
Total Commercial Paper (Cost $614,545,085)				614,513,846

Bonds & Notes–35.03%(d)

Aerospace & Defense–0.13%

United Technologies Corp., Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.65%) (c)	3.28%	08/16/2021	1,718	1,719,181

Automobile Manufacturers–0.83%

Harley-Davidson Financial Services, Inc.,
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (b)(c)	2.68%	03/08/2019	1,000	999,785
Sr. Unsec. Gtd. Notes(b)	2.25%	01/15/2019	300	299,761
Hyundai Capital America, Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.94%) (b)(c)	3.35%	07/08/2021	5,000	5,010,671

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Automobile Manufacturers–(continued)

Volkswagen Group of America Finance LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.77%) (b)(c)	3.39%	11/13/2020	$4,229	$4,220,104
				10,530,321

Broadcasting–1.18%

Comcast Corp., Sr. Unsec. Gtd. Global Notes	3.30%	10/01/2020	15,000	15,002,962

Construction Machinery & Heavy Trucks–0.26%

John Deere Capital Corp., Sr. Unsec. Global Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.18%) (c)	2.59%	01/07/2020	3,333	3,331,768

Consumer Finance–2.20%

American Express Co.,
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.60%) (c)	3.19%	11/05/2021	10,000	9,987,957
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.33%) (c)	2.85%	10/30/2020	3,000	2,991,903
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.53%) (c)	3.17%	05/17/2021	2,500	2,497,555
American Express Credit Corp.,
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.33%) (c)	2.91%	05/03/2019	1,000	1,000,408
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (c)	2.75%	03/03/2020	1,000	1,002,447
Nissan Motor Acceptance Corp.,
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.39%) (b)(c)	2.78%	09/28/2020	1,000	998,086
Sr. Unsec. Notes(b)	2.25%	01/13/2020	1,500	1,477,914
Toyota Motor Credit Corp., Sr. Unsec. Global Medium-Term Notes	2.20%	01/10/2020	8,000	7,939,077
				27,895,347

Diversified Banks–19.78%

ABN AMRO Bank N.V. (Netherlands),
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.41%) (b)(c)	2.86%	01/19/2021	7,143	7,124,214
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.57%) (b)(c)	3.26%	08/27/2021	3,221	3,219,679
Sr. Unsec. Notes(b)	2.10%	01/18/2019	1,000	1,000,195
Australia & New Zealand Banking Group, Ltd. (Australia), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(c)	2.92%	11/09/2020	5,000	4,996,250
Bank of America, N.A., Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.25%) (c)	2.96%	08/28/2020	12,000	11,959,080
Bank of Montreal (Canada),
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.25%) (c)	2.58%	09/11/2019	3,000	2,999,486
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (c)	2.78%	07/13/2020	5,714	5,711,958
Series D, Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.46%) (c)	2.90%	04/13/2021	5,000	4,999,198
Bank of New York Mellon (The), Sr. Unsec. Floating Rate Note (3 mo. USD LIBOR + 0.30%) (c)	0.00%	12/04/2020	10,000	9,994,698
Bank of Nova Scotia (The) (Canada), Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.29%) (c)	2.70%	01/08/2021	5,000	4,997,220
Banque Fédérative du Crédit Mutuel S.A. (France), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.49%) (b)(c)	2.96%	07/20/2020	3,000	2,999,303
BNP Paribas S.A. (France), Sr. Unsec. Notes	2.38%	05/21/2020	4,450	4,391,707
BNZ International Funding Ltd. (New Zealand), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.70%) (b)(c)	3.35%	02/21/2020	1,000	1,003,102
Citibank, N.A.,
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (c)	2.68%	03/20/2019	1,000	1,000,334
Sr. Unsec. Notes	1.85%	09/18/2019	2,000	1,981,102
Commonwealth Bank of Australia (Australia),
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.40%) (b)(c)	2.74%	09/18/2020	3,000	3,004,544
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.64%) (b)(c)	3.23%	11/07/2019	3,100	3,110,740
Sr. Unsec. Notes(b)	5.00%	10/15/2019	8,000	8,125,616
Coöperatieve Rabobank U.A. (Netherlands), Sr. Unsec. Medium-Term Notes	2.25%	01/14/2020	12,000	11,876,067
Credit Agricole S.A. (France), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.80%) (b)(c)	3.24%	04/15/2019	3,000	3,006,260
DBS Group Holdings Ltd. (Singapore), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.49%) (b)(c)	2.82%	06/08/2020	2,000	2,000,722

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks–(continued)

Dexia Credit Local S.A. (France), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.50%) (b)(c)	3.12%	02/15/2019	$1,500	$1,500,335
DNB Bank ASA (Norway), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.37%) (b)(c)	2.77%	10/02/2020	3,000	2,995,377
Fifth Third Bank,
Sr. Unsec. Notes	1.63%	09/27/2019	4,610	4,554,230
Sr. Unsec. Notes	3.35%	07/26/2021	4,999	4,988,410
Goldman Sachs Bank USA, Sr. Unsec. Notes	3.20%	06/05/2020	5,907	5,894,788
HSBC Holdings PLC (United Kingdom), Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.65%) (c)	2.98%	09/11/2021	7,143	7,092,766
ING Bank N.V. (Netherlands), Sr. Unsec. Notes (b)	1.65%	08/15/2019	10,000	9,900,067
JPMorgan Chase Bank N.A., Sr. Unsec. Notes	3.09%	04/26/2021	3,000	2,982,113
Lloyds Bank PLC (United Kingdom), Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.49%) (c)	3.08%	05/07/2021	3,261	3,241,655
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.65%) (c)	3.16%	07/26/2021	4,000	4,007,652
Mizuho Securities USA LLC, Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (c)	2.92%	02/05/2019	6,000	6,001,028
National Australia Bank Ltd. (Australia),
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (b)(c)	2.78%	01/12/2021	3,000	2,996,966
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.51%) (b)(c)	3.19%	05/22/2020	1,500	1,502,283
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.59%) (b)(c)	3.00%	01/10/2020	1,000	1,002,514
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.71%) (b)(c)	0.00%	11/04/2021	10,000	10,012,557
Sr. Unsec. Global Medium-Term Notes	2.00%	01/14/2019	300	299,735
Nordea Bank Abp (Finland), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.47%) (b)(c)	3.18%	05/29/2020	1,500	1,501,428
PNC Bank, N.A., Sr. Unsec. Notes	1.95%	03/04/2019	1,000	997,566
Regions Bank, Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.50%) (c)	3.12%	08/13/2021	6,650	6,592,867
Skandinaviska Enskilda Banken AB (Sweden), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (b)(c)	3.07%	05/17/2021	5,000	4,988,620
Sumitomo Mitsui Banking Corp. (Japan),
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.31%) (c)	2.75%	10/18/2019	6,000	5,996,160
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (c)	2.80%	01/17/2020	2,000	1,998,703
Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.37%) (c)	2.81%	10/16/2020	3,333	3,330,247
Sr. Unsec. Gtd. Notes	2.51%	01/17/2020	1,364	1,352,034
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.51%) (b)(c)	2.83%	03/06/2019	1,000	1,000,808
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.91%) (b)(c)	3.35%	10/18/2019	1,000	1,006,150
SunTrust Bank, Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.50%) (c)	3.01%	10/26/2021	5,517	5,518,859
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec. Global Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.24%) (c)	2.73%	01/25/2021	3,000	2,987,631
Sr. Unsec. Global Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (c)	2.76%	06/11/2021	10,000	10,000,230
Sr. Unsec. Global Medium-Term Notes	3.15%	09/17/2020	2,973	2,969,984
U.S. Bank N.A.,
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (c)	2.83%	04/26/2021	5,000	4,994,714
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.38%) (c)	3.01%	11/16/2021	4,545	4,540,126
Sr. Unsec. Global Notes	3.05%	07/24/2020	10,000	9,976,743
United Overseas Bank Ltd. (Singapore), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.48%) (b)(c)	2.96%	04/23/2021	2,500	2,504,276
Westpac Banking Corp. (Australia),
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.28%) (c)	2.90%	05/15/2020	2,333	2,331,070
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.34%) (c)	2.83%	01/25/2021	6,000	5,971,929
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (c)	2.75%	03/06/2020	2,000	2,002,573
				251,036,669

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Capital Markets–0.79%

UBS AG (Switzerland),
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(c)	2.64%	12/07/2018	$2,000	$1,999,992
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(c)	3.03%	05/28/2019	3,000	3,001,902
Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.58%) (b)(c)	2.91%	06/08/2020	5,000	5,009,480
				10,011,374

Electric Utilities–0.46%

Duke Energy Florida LLC, Sr. Unsec. Global Notes	2.10%	12/15/2019	1,017	1,011,164
NextEra Energy Capital Holdings, Inc., Series H, Sr. Unsec. Gtd. Deb.	3.34%	09/01/2020	4,800	4,777,620
				5,788,784

Gas Utilities–0.39%

WGL Holdings Inc., Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.40%) (c)	3.11%	11/29/2019	5,000	4,999,109

Health Care Equipment–0.04%

Stryker Corp., Sr. Unsec. Global Notes	2.00%	03/08/2019	476	474,647

Health Care Facilities–0.78%

Cigna Corp., Sr. Unsec. Gtd. Notes (b)	3.20%	09/17/2020	10,000	9,926,071

Household Products–0.24%

Church & Dwight Co., Inc., Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.15%) (c)	2.64%	01/25/2019	3,000	2,998,790

Investment Banking & Brokerage–2.54%

Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 1.16%) (c)	3.64%	04/23/2020	5,000	5,030,752
Sr. Unsec. Global Notes	2.55%	10/23/2019	5,000	4,966,663
Morgan Stanley,
Sr. Unsec. Global Medium-Term Notes	2.38%	07/23/2019	5,000	4,973,169
Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.74%) (c)	3.22%	07/23/2019	5,000	5,015,601
New York Life Global Funding,
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.16%) (b)(c)	2.56%	10/01/2020	8,000	7,981,742
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.32%) (b)(c)	2.91%	08/06/2021	3,335	3,331,342
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.39%) (b)(c)	2.88%	10/24/2019	1,000	1,001,845
				32,301,114

Life & Health Insurance–2.05%

AIG Global Funding, Sr. Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.46%) (b)(c)	2.83%	06/25/2021	2,000	2,004,536
Jackson National Life Global Funding, Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.30%) (b)(c)	2.74%	10/15/2020	5,000	5,004,251
Metropolitan Life Global Funding I,
Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.43%) (b)(c)	2.77%	12/19/2018	1,000	1,000,055
Sec. Floating Rate Notes (SOFR + 0.57%) (b)(c)	2.81%	09/07/2020	3,601	3,587,279
Sec. Notes(b)	2.05%	06/12/2020	2,000	1,962,040
Sr. Sec. Floating Rate Notes (3 mo. USD LIBOR + 0.23%) (b)(c)	2.64%	01/08/2021	5,000	4,981,182
Principal Life Global Funding II, Sec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.30%) (b)(c)	2.67%	06/26/2020	7,500	7,508,425
				26,047,768

Movies & Entertainment–0.16%

Walt Disney Co. (The), Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.19%) (c)	2.51%	06/05/2020	2,000	2,000,125

Multi-Utilities–0.67%

Sempra Energy, Sr. Unsec. Global Floating Rate Notes (3 mo. USD LIBOR + 0.25%) (c)	2.69%	07/15/2019	1,500	1,497,810
WEC Energy Group, Inc., Sr. Unsec. Notes	3.38%	06/15/2021	7,000	6,952,628
				8,450,438

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Oil & Gas Refining & Marketing–0.14%

Phillips 66, Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.60%) (c)	3.29%	02/26/2021	$1,811	$1,807,583

Pharmaceuticals–0.80%

Bayer US Finance II LLC (Germany), Sr. Unsec. Gtd. Floating Rate Notes (3 mo. USD LIBOR + 0.63%) (b)(c)	3.00%	06/25/2021	6,798	6,759,180
GlaxoSmithKline Capital PLC (United Kingdom), Sr. Unsec. Gtd. Global Floating Rate Notes (3 mo. USD LIBOR + 0.35%) (c)	2.96%	05/14/2021	3,378	3,372,430
				10,131,610

Regional Banks–0.84%

Australia & New Zealand Banking Group Ltd. (Australia), Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.66%) (b)(c)	3.03%	09/23/2019	1,000	1,003,352
Branch Banking & Trust Co., Sr. Unsec. Floating Rate Notes (3 mo. USD LIBOR + 0.22%) (c)	2.54%	06/01/2020	5,000	4,988,023
KeyBank N.A., Sr. Unsec. Notes	2.25%	03/16/2020	4,478	4,422,961
Macquarie Bank Ltd. (Australia), Sr. Unsec. Notes (b)	2.35%	01/15/2019	300	299,795
				10,714,131

Specialized Finance–0.66%

Aviation Capital Group LLC, Sr. Unsec. Floating Rate Note (3 mo. USD LIBOR + 0.95%) (b)(c)	0.00%	06/01/2021	6,383	6,386,786
Caterpillar Financial Services Corp., Sr. Unsec. Medium-Term Floating Rate Notes (3 mo. USD LIBOR + 0.18%) (c)	2.50%	12/06/2018	2,000	1,999,996
				8,386,782

Technology Hardware, Storage & Peripherals–0.09%

Apple Inc., Sr. Unsec. Global Notes	1.80%	05/11/2020	1,132	1,114,020
Total Bonds & Notes (Cost $445,509,882)				444,668,594

Asset-Backed Securities–8.78%

Auto Loans/Leases–4.73%
ARI Fleet Lease Trust, Series 2017-A, Class A2, Pass Through Ctfs. (b)	1.91%	04/15/2026	3,475	3,451,847
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A, Pass Through Ctfs. (b)	2.46%	07/20/2020	7,000	6,979,725
Canadian Pacer Auto Receivables Trust (Canada), Series 2017-1A, Class A2A, Pass Through Ctfs. (b)	1.77%	12/19/2019	588	586,902
CarMax Auto Owner Trust,
Series 2017-2, Class A2, Pass Through Ctfs.	1.63%	06/15/2020	162	161,784
Series 2017-2, Class A3, Pass Through Ctfs.	1.93%	03/15/2022	9,000	8,888,056
Chesapeake Funding II LLC,
Series 2017-2A, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.45%) (b)(c)	2.76%	05/15/2029	1,402	1,404,639
Series 2017-3A, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.34%) (b)(c)	2.65%	08/15/2029	2,953	2,954,221
Series 2017-4A, Class A1, Pass Through Ctfs.(b)	2.12%	11/15/2029	2,106	2,079,885
Enterprise Fleet Financing LLC,
Series 2015-2, Class A3, Pass Through Ctfs.(b)	2.09%	02/22/2021	1,559	1,555,233
Series 2017-1, Class A2, Pass Through Ctfs.(b)	2.13%	07/20/2022	1,288	1,280,749
Series 2017-2, Class A2, Pass Through Ctfs.(b)	1.97%	01/20/2023	888	881,375
Ford Credit Auto Owner Trust, Series 2016-A, Class A3, Pass Through Ctfs.	1.39%	07/15/2020	106	105,772
Ford Credit Floorplan Master Owner Trust, Series 2017-1, Class A2, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.42%) (c)	2.73%	05/15/2022	2,000	2,007,513
GM Financial Automobile Leasing Trust, Series 2018-3, Class A2A, Pass Through Ctfs.	2.89%	09/21/2020	3,500	3,497,170
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A2A, Pass Through Ctfs.	2.74%	07/16/2021	5,000	4,988,616
Hertz Vehicle Financing II LP, Series 2016-1A, Class A, Pass Through Ctfs. (b)	2.32%	03/25/2020	6,473	6,457,733
Mercedes-Benz Auto Lease Trust, Series 2017-A, Class A2B, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.20%) (c)	2.51%	08/15/2019	131	130,848

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases–(continued)

NextGear Floorplan Master Owner Trust,
Series 2017-1A, Class A1, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.85%) (b)(c)	3.16%	04/18/2022	$5,000	$5,031,061
Series 2017-2A, Class A1, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.68%) (b)(c)	2.99%	10/17/2022	1,900	1,906,888
Nissan Master Owner Trust Receivables, Series 2017-A, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.31%) (c)	2.62%	04/15/2021	2,000	2,000,997
Santander Retail Auto Lease Trust, Series 2017-A, Class A2B, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.27%) (b)(c)	2.57%	03/20/2020	1,650	1,650,612
Tesla Auto Lease Trust, Series 2018-A, Class A, Pass Through Ctfs. (b)	2.32%	12/20/2019	2,088	2,080,602
				60,082,228

Credit Cards–2.00%

Evergreen Credit Card Trust (Canada), Series 2018-2, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.35%) (b)(c)	2.66%	07/15/2022	8,500	8,505,657
First National Master Note Trust, Series 2017-1, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.40%) (c)	2.71%	04/18/2022	1,000	1,000,360
Golden Credit Card Trust (Canada), Series 2016-5A, Class A, Pass Through Ctfs. (b)	1.60%	09/15/2021	8,000	7,920,675
World Financial Network Credit Card Master Trust, Series 2016-C, Class A, Pass Through Ctfs.	1.72%	08/15/2023	8,000	7,904,228
				25,330,920

Equipment Leasing–2.05%

CNH Equipment Trust, Series 2018-B, Class A2, Pass Through Ctfs.	2.93%	12/15/2021	6,000	5,991,569
Dell Equipment Finance Trust,
Series 2017-2, Class A2A, Pass Through Ctfs.(b)	1.97%	02/24/2020	1,413	1,407,669
Series 2018-1, Class A2A, Pass Through Ctfs.(b)	2.97%	10/22/2020	2,500	2,498,496
MMAF Equipment Finance LLC,
Series 2014-AA, Class A4, Pass Through Ctfs. (b)	1.59%	02/08/2022	975	967,863
Series 2017-AA, Class A2, Pass Through Ctfs. (b)	1.73%	05/18/2020	236	234,968
Verizon Owner Trust, Series 2017-1A, Class A, Pass Through Ctfs. (b)	2.06%	09/20/2021	5,000	4,957,743
Volvo Financial Equipment Master Owner Trust, Series 2018-A, Class A, Floating Rate Pass Through Ctfs. (1 mo. USD LIBOR + 0.52%) (b)(c)	2.83%	07/17/2023	10,000	10,012,500
				26,070,808
Total Asset-Backed Securities (Cost $111,522,910)				111,483,956

U.S. Treasury Notes–3.30%

U.S. Treasury Notes	2.50%	05/31/2020	15,000	14,935,840
U.S. Treasury Notes	2.63%	07/31/2020	10,000	9,970,507
U.S. Treasury Notes	2.63%	08/31/2020	17,000	16,947,207
Total U.S. Treasury Notes (Cost $41,947,101)				41,853,554

Certificates of Deposit–0.63%

Diversified Banks–0.24%

Canadian Imperial Bank of Commerce (Canada) (3 mo. USD LIBOR + 0.23%) (c)	2.81%	02/04/2019	3,000	3,000,814

Regional Banks–0.39%

Nordea Bank Abp (Finland) (3 mo. USD LIBOR + 0.40%) (c)	2.78%	03/27/2020	5,000	5,014,422
Total Certificates of Deposit (Cost $7,999,784)				8,015,236
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)–96.15% (Cost $1,221,524,762)				1,220,535,186

	Interest Rate	Maturity Date	Repurchase Amount	Value

Repurchase Agreements–5.51%(e)

Citigroup Global Markets, Inc., joint open agreement dated 08/16/2018 (collateralized by domestic and foreign non-agency asset-backed securities, domestic non-agency mortgage-backed securities and domestic and foreign corporate obligations valued at $172,150,003; 0%-8.36%; 08/16/2021-06/25/2058) (f)	3.33%	—	$ —	$17,000,000
J.P. Morgan Securities LLC, open agreement dated 08/09/2018 (collateralized by a domestic non-agency asset-backed security valued at $4,400,000; 3.79%; 01/01/2037) (f)	3.03%	—	—	4,000,000
J.P. Morgan Securities LLC, open agreement dated 08/09/2018 (collateralized by a domestic non-agency asset-backed security valued at $4,400,000; 3.79%; 01/01/2037) (f)	2.98%	—	—	4,000,000
J.P. Morgan Securities LLC, open agreement dated 08/09/2018 (collateralized by a domestic non-agency asset-backed security valued at $4,400,000; 3.79%; 01/01/2037) (f)	3.08%	—	—	4,000,000
RBC Capital Markets LLC, term agreement dated 11/26/2018, maturing value of $21,164,626 (collateralized by domestic and foreign corporate obligations valued at $23,100,001; 0%-11.25%, 02/14/2019-01/15/2077)	3.21%	02/22/2019	21,164,626	21,000,000
Wells Fargo Securities, LLC, joint term agreement dated 10/31/2018, aggregate maturing value of $249,866,200 (collateralized by domestic non-agency mortgage-backed securities valued at $270,800,001; 0.50%-6.00%, 12/25/2035-09/17/2060)	3.01%	01/29/2019	20,150,500	20,000,000
Total Repurchase Agreements (Cost $70,000,000)				70,000,000
TOTAL INVESTMENTS IN SECURITIES–101.66% (Cost $1,291,524,762)				1,290,535,186
OTHER ASSETS LESS LIABILITIES–(1.66)%				(21,088,460)
NET ASSETS–100.00%				$1,269,446,726

Investment Abbreviations:

Ctfs.	—Certificates
Deb.	—Debentures
Gtd.	—Guaranteed
LIBOR	—London Interbank Offered Rate
Sec.	—Secured
SOFR	—Secured Overnight Financing Rate
Sr.	—Senior
Unsec.	—Unsecured
USD	—U.S. Dollar

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.

(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2018 was $497,179,170, which represented 39.17% of the Fund’s Net Assets.

(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2018.

(d)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(e)	Principal amount equals value at period end. See Note 1E.

(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.

See accompanying notes which are an integral part of this schedule.

                    Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

November 30, 2018

(Unaudited)

NOTE 1 — Significant Accounting Policies

A.	Security Valuations – Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value (“NAV”) per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the investment adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities. Pay-in-kind interest income and non-cash dividend income received in the form of securities in-lieu of cash are recorded at the fair value of the securities received. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

                    Invesco Conservative Income Fund

B.	Securities Transactions and Investment Income – (continued)

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

E.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

F.

Other Risks – The Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government. Many securities purchased by the Fund are not guaranteed by the U.S. Government.

NOTE 2 – Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of November 30, 2018, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with

                    Invesco Conservative Income Fund

investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

                    Invesco Conservative Income Fund

Item 2.	Controls and Procedures.

(a)

As of January 25, 2019, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of January 25, 2019, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    Invesco Management Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	January 29, 2019

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	January 29, 2019

EXHIBIT INDEX

Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.